Financial instruments (Q3) (Details) - USD ($)	9 Months Ended
	Apr. 30, 2025	Jul. 31, 2024
Financial Instruments [Abstract]
Cash	$ 4,002	$ 21,106
Current liabilities	17,568,484	$ 8,504,268
Credit Risk [Member]
Financial Instruments [Abstract]
Carrying value of financial assets	975,650
Liquidity Risk [Member]
Financial Instruments [Abstract]
Cash	4,002
Current liabilities	$ 10,877,745
Financial instruments contractual obligations period	1 year